Commitments and Contingencies (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012 item	Dec. 31, 2011
Commitments and Contingencies
Number of non-cancelable operating lease agreements		2
Future minimum rental commitments
2013		$ 636,000
2014		755,000
2015		189,000
Total		1,580,000
Rent expense	$ 28,700	$ 166,100	$ 76,800